Business combinations, 2022 (Details) $ in Thousands				9 Months Ended	12 Months Ended
	Sep. 02, 2022 USD ($) MW	Apr. 04, 2022 USD ($) MW	Jan. 17, 2022 USD ($) Substation MW	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Business combinations [Abstract]
Investments accounted for using equity method				$ 268,151	$ 294,581
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets					542,728
Cash & cash equivalents					21,012
Other current assets					61,010
Non-current Project debt					(288,352)
Other current and non-current liabilities					(87,881)
Non-controlling interests					(8,287)
Total net assets acquired at fair value					213,916
Asset acquisition - purchase price paid					(210,868)
Net result of business combinations					0
Revenue contributed by the acquisitions					163,500
Amount of loss after tax					800
Additional revenue amount					17,700
Additional amount of profit after tax					$ 3,300
Asset Acquisition [Member]
Fair Value, Assets and Liabilities Acquisition [Abstract]
Contracted concessional assets				74,969
Cash & cash equivalents				1,057
Other current assets				8,282
Non-current Project debt				(1,422)
Other current and non-current liabilities				(18,919)
Non-controlling interests				(14,300)
Total net assets acquired at fair value				49,667
Asset acquisition - purchase price paid				(49,667)
Net result of business combinations				0
Revenue contributed by the acquisitions				4,200
Amount of loss after tax				(300)
Additional revenue amount				4,800
Additional amount of profit after tax				2,100
Chile TL4 [Member]
Business combinations [Abstract]
Installed capacity | MW			63
Number of substations | Substation			2
Investments accounted for using equity method			$ 39,000	$ 8,000
Italy PV 4 [Member]
Business combinations [Abstract]
Installed capacity | MW		3.6
Investments accounted for using equity method		$ 3,700
Chile PV 3 [Member]
Business combinations [Abstract]
Installed capacity | MW	73
Investments accounted for using equity method	$ 7,700
Percentage of non-controlling interests	65.00%